Equity Method Investments	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Equity Method Investments
Note 9: Equity Method Investments
Equity method investments in the consolidated statement of financial position were comprised of the following:

	December 31,

	2023	2022
YPL	1,798	6,028
Other equity method investments	232	171
Total equity method investments	2,030	6,199
Equity method investments were primarily comprised of the Company’s indirect investment in LSEG shares, which it holds through its direct investment in York Parent Limited and its subsidiaries (“YPL”). YPL is an entity incorporated under the laws of the Cayman Islands and jointly owned by the Company and Blackstone’s consortium (comprised of The Blackstone Group and its subsidiaries, and private equity funds affiliated with Blackstone). The increase in other equity method investments reflects the Company’s

19.9
%
minority interest in Elite, following the sale of a majority stake in the business in June 2023 (see note 7).
The investment in LSEG is subject to equity accounting because the LSEG shares are held through YPL, over which the Company has significant influence. As YPL owns only the financial investment in LSEG shares, which the parties intend to sell over time, and is not involved in operating LSEG, the investment in LSEG shares held by YPL is accounted for at fair value, based on the share price of LSEG. As the investment in LSEG is denominated in British pounds sterling, the Company has entered into a series of foreign exchange contracts to mitigate currency risk on its investment (see note 20).
In 2023, LSEG amended the terms of contractual
lock-up
provisions previously agreed between LSEG and the Blackstone consortium/Thomson Reuters entities that hold the LSEG shares. In the year ended December 31, 2023, the Company received
$5.4
billion of gross proceeds from
the
sale of LSEG shares it indirectly owned, which included
$5.3
billion received in the form of dividends from YPL. During the year ended December 31, 2022, the Company received
$43
million of dividends from YPL. These amounts were recorded as a reduction of the Company’s investment and presented as investing activities in the consolidated statement of cash flow. The Company’s LSEG related transactions in 2023 were as follows:

•	The Company received $5.3 billion of gross proceeds from the sale of the 54.3 million shares it indirectly owned, which included $151 million from the settlement of foreign exchange contracts.

•
The Company received $8 million in dividends from YPL related to the sale of call options that YPL entered into in September of 2023, to sell approximately 8.2 million LSEG shares with maturity dates in 2023 and 2024 in the event the LSEG share price exceeds specified levels. The Company’s share of these call options covers approximately 3.5 million shares.

•	The Company sold approximately 0.9 million shares under the call options described above and received proceeds of $ 31 million in 2023 ($58 million of the proceeds settled in 2024).

•
LSEG repurchased 1.7 million (2022 – 1.2 million) of ordinary shares from YPL under an open market buyback program announced by LSEG in August 2022. The Company received proceeds of approximately $70 million (2022 – $43 million) related to the approximately 0.8 million (2022 – 0.5 million) shares it indirectly owned and sold as part of this buyback.

As of December 31, 2023, YPL held a combination of LSEG ordinary shares and LSEG limited-voting ordinary shares, with the shares carrying in aggregate an approximate 12% economic interest and a 9% voting interest in LSEG (approximate 30% economic interest and a 24% voting interest as of December 31, 2022).
As of December 31, 2023, the Company owned 24.6% (December 31, 2022 – 42.84%) of YPL and indirectly owned approximately 16.0 million (December 31, 2022 – 72.0 million) LSEG shares. Approximately 13.4 million LSEG shares owned by the Company are not subject to call options, but are subject to the
amended
lock-up
provisions under which it may sell approximately 6.1 million shares between March 2, 2024 and January 29, 2025, and approximately 7.3 million shares thereafter.
Refer to note 33 for transactions that occurred after December 31, 2023.

The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2023	2022
YPL	1,099	(416)
Other equity method investments	(24)	(16)
Total share of post-tax earnings (losses) in equity method investments	1,075	(432)
The Company’s share of
post-tax
earnings (losses) in its YPL investment was comprised of the following items:

	Year ended December 31,

	2023	2022
Increase in LSEG share price	785	207
Foreign exchange gains (losses) on LSEG shares	251	(787)
Dividend income	58	87
(Loss) gain from forward contract	(77)	77
Loss from call options	(15)	-
Historical excluded equity adjustment (1)	97	-
YPL - Share of post-tax earnings (losses) in equity method investments	1,099	(416)
(1) Represents income from the recognition of a portion of the cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.
Set forth below is summarized financial information for 100% of YPL:

	Year ended December 31,

	2023	2022
Mark-to-market of LSEG shares	3,024	(1,354)
Dividend income	154	202
(Loss) gain from forward contract	(179)	179
Loss from call options	(63)	-
Net earnings (loss)	2,936	(973)
Total comprehensive income (loss)	2,936	(973)

The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL:

	December 31,

	2023	2022
Assets
Current assets	160	190
Non-current assets	8,036	14,620
Total assets	8,196	14,810
Liabilities
Current liabilities	105	10
Non-current liabilities	236	202
Total liabilities	341	212
Net assets attributable to YPL	7,855	14,598
Net assets attributable to YPL - beginning period	14,598	15,881
Net earnings (loss) attributable to YPL	2,936	(973)
Distribution to owners	(9,679)	(310)
Net assets attributable to YPL - ending period	7,855	14,598
Thomson Reuters % share	24.6%	42.84%
Thomson Reuters $ share	1,927	6,254
Historical excluded equity adjustment (1)	(129)	(226)
Thomson Reuters carrying amount	1,798	6,028
(1) Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.
Refer to note 32 for related party transactions with YPL and Elite.